SUBSEQUENT EVENTS - Agreement between Eletrobras and Eletropaulo (Details) R$ in Thousands	Mar. 09, 2018 BRL (R$) installment
SUBSEQUENT EVENTS
Amount due	R$ 2,793,932
Attorney's fee agreed to pay	100,000
Loans and financing
SUBSEQUENT EVENTS
Amount due	350,399
Agreement between Eletrobras and Eletropaulo
SUBSEQUENT EVENTS
Accumulated arrears	553,000
Accumulated arrears, new expert calculation	R$ 583,000
Simple interest (as a percent)	(10.00%)
Inspection fee (as a percent)	1.00%
Updated amount due	R$ 1,658,000
Agreed amount	1,400,000
Payment after the final res judicata	250,000
Annual installment payment	R$ 300,000
Number of installment payments | installment	3
Payment period of fist annual installment had to be made after res judicata	12 months
Final payment	R$ 250,000
Period within which final payment is made after res judicata	48 months
Interest rate basis	CDI
Interest rate adjustment	1.00%
Attorney's fee to be paid after the res judicata (as a percent)	50.00%
Period within which to pay final attorney's fee	60 months
Attorney's fee interest rate basis	CDI
Attorneys fee interest adjustment	1.00%
Net revenue	R$ 640,000